SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended						69 Months Ended
	Feb. 22, 2023 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 16, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allowance for inventory impairment		$ 0		$ 0				$ 0
Allowance for doubtful other receivables		0		0				$ 0
Allowance for prepayments and deposits impairment				0
Impairment of long lived assets		0		0
Export tax rebates received		450,000	¥ 3,204,000	412,000	¥ 2,906,000	$ 985,000	¥ 6,628,000
Idle capacity expenses		$ 362,894		345,424
Income tax examination, likelihood		greater than 50% likelihood of being realized on examination	greater than 50% likelihood of being realized on examination
Value added tax rate								13.00%
Value added tax refund receivable		$ 143,000		216,000				$ 143,000
Cash, FDIC insured amount		70,000						70,000	¥ 500,000	$ 800,000
Cash balance		61,316						61,316
Net loss		3,690,287		3,501,518		$ 1,655,903
Cash		1,300,000						1,300,000
Cash and cash equivalents		1,280,911		$ 4,483,730				1,280,911	¥ 61,442		¥ 81,226
HONG KONG
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash, FDIC insured amount		103,000						103,000
Cash balance		$ 1,217,795						$ 1,217,795
2022 Omnibus Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares authorized for issuance | shares												2,500,000
Number of options granted | shares	820,000
Option exercise price | $ / shares	$ 1.23
Option term	5 years